Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PIONEER MONEY MARKET TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2015
Supplement [Text Block]	pmmt_SupplementTextBlock
PIONEER CASH RESERVES FUND

Supplement to the Prospectus and Summary Prospectus, each dated May 1, 2015

The Board of Trustees of Pioneer Cash Reserves Fund has approved changes to the fund's investment objectives and strategies that will allow the fund to operate as a government money market fund under amendments to Rule 2a-7 under the Investment Company Act of 1940. The fund's operation as a government money market fund will result in shareholders having continued access to a stable net asset value (NAV) money market fund that is not subject to liquidity fees or redemption "gates" (temporary suspensions of redemptions). Under amended Rule 2a-7, a government money market fund is a money market fund that invests 99.5% or more of its total assets in government securities, cash, and/or repurchase agreements that are fully collateralized by government securities or cash.

Effective as of the close of business on or about November 13, 2015:

  The fund's name will be changed to Pioneer U.S. Government Money Market Fund.
  The fund's investment objectives and principal investment strategies as set forth in the "Fund summary" and "More on the fund's investment objectives and strategies" sections of the prospectus are revised as follows:

  INVESTMENT OBJECTIVES. Preservation of capital, liquidity, and current income.

  PRINCIPAL INVESTMENT STRATEGIES. The fund will invest at least 99.5% of its total assets in government securities, cash, and/or repurchase agreements that are fully collateralized by government securities or cash.

Pioneer Cash Reserves Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pmmt_SupplementTextBlock
PIONEER CASH RESERVES FUND

Supplement to the Prospectus and Summary Prospectus, each dated May 1, 2015

The Board of Trustees of Pioneer Cash Reserves Fund has approved changes to the fund's investment objectives and strategies that will allow the fund to operate as a government money market fund under amendments to Rule 2a-7 under the Investment Company Act of 1940. The fund's operation as a government money market fund will result in shareholders having continued access to a stable net asset value (NAV) money market fund that is not subject to liquidity fees or redemption "gates" (temporary suspensions of redemptions). Under amended Rule 2a-7, a government money market fund is a money market fund that invests 99.5% or more of its total assets in government securities, cash, and/or repurchase agreements that are fully collateralized by government securities or cash.

Effective as of the close of business on or about November 13, 2015:

  The fund's name will be changed to Pioneer U.S. Government Money Market Fund.
  The fund's investment objectives and principal investment strategies as set forth in the "Fund summary" and "More on the fund's investment objectives and strategies" sections of the prospectus are revised as follows:

  INVESTMENT OBJECTIVES. Preservation of capital, liquidity, and current income.

  PRINCIPAL INVESTMENT STRATEGIES. The fund will invest at least 99.5% of its total assets in government securities, cash, and/or repurchase agreements that are fully collateralized by government securities or cash.